Summary of Significant Accounting Policies	12 Months Ended
Jan. 02, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Company Overview: St. Jude Medical, Inc., together with its subsidiaries (St. Jude Medical or the Company) develops, manufactures and distributes cardiovascular medical devices for the global cardiac rhythm management, cardiovascular and atrial fibrillation therapy areas, and interventional pain therapy and neurostimulation devices for the management of chronic pain and movement disorders. The Company operates as a single operating segment and derives its revenues from seven principal product categories. The Company's seven principal product categories are as follows: tachycardia implantable cardioverter defibrillator (ICD) systems; atrial fibrillation products (electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems); bradycardia pacemaker (pacemaker) systems; vascular products (vascular closure products, pressure measurement guidewires, optical coherence tomography imaging products, vascular plugs, heart failure monitoring devices and other vascular accessories); structural heart products (heart valve replacement and repair products and structural heart defect devices); neuromodulation products (spinal cord stimulation and radiofrequency ablation to treat chronic pain and deep brain stimulation to treat movement disorders); and Thoratec products (ventricular assist devices and percutaneous heart pumps). The Company markets and sells its products world-wide primarily through a direct sales force.
Principles of Consolidation: The Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries and entities for which St. Jude Medical has a controlling financial interest. Intercompany transactions and balances have been eliminated in consolidation. For variable interest entities (VIEs), the Company assesses the terms of its interests in the entity to determine if St. Jude Medical is the primary beneficiary. Variable interests are ownership, contractual or other interests in an entity that change with increases or decreases in the fair value of the VIE's net assets exclusive of variable interests. The entity that consolidates the VIE is considered the primary beneficiary, and is defined as the party with (1) the power to direct activities of the VIE that most significantly affect the VIE's economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE (see Notes 2 and 6).
Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal years 2015 and 2013 consisted of 52 weeks and ended on January 2, 2016 and December 28, 2013, respectively. Fiscal year 2014 consisted of 53 weeks and ended on January 3, 2015, with the additional week reflected in the Company's fourth quarter 2014 results.
Reclassifications: Certain prior period amounts have been reclassified to conform to current year presentation.
Use of Estimates: Preparation of the Company's Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.
Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.
Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.
The following table summarizes the components of the balance of the Company's available-for-sale securities as of January 2, 2016 and January 3, 2015 (in millions):

	January 2, 2016	January 3, 2015
Adjusted cost	$5	$6
Gross unrealized gains	6	24
Gross unrealized losses	(1)	—
Fair value	$10	$30

Available-for-sale securities are reported at fair value based upon quoted market prices (see Note 11). Unrealized gains and losses, net of related incomes taxes, are recognized in accumulated other comprehensive income in the Consolidated Statements of Shareholders' Equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized (gain) loss in net earnings (see Note 6). Realized (gains) losses are computed using the specific identification method and recognized as other (income) expense. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, it recognizes an impairment loss to net earnings in that period.

The Company's investments in mutual funds are reported at fair market value (see Note 11) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 10).
Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. Uncollectible accounts are written off against the allowance when it is deemed that a customer account is uncollectible. During 2013, the Company recognized a $9 million accounts receivable allowance charge in connection with a distributor termination in Europe. No significant accounts receivable allowance charges were recognized in 2015 or 2014.
Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	January 2, 2016	January 3, 2015
Finished goods	$609	$543
Work in process	102	77
Raw materials	198	164
Inventories	$909	$784

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 years to 39 years for buildings and improvements, three to 15 years for machinery and equipment, including capitalized development costs for internal-use software, and three to seven years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. Diagnostic equipment also includes other capital equipment provided by the Company to its customers for use in diagnostic and surgical procedures. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. The Company also reviews its property, plant and equipment for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its fixed asset(s) exceeds the related undiscounted future cash flows. In cases where the carrying value of the Company's long-lived assets or asset groups (excluding goodwill and indefinite-lived intangible assets) exceeds the related undiscounted cash flows, the carrying value is written down to fair value. Fair value is generally determined using a discounted cash flow analysis. See Note 11 for further information on fixed asset impairments recognized during 2015, 2014 and 2013.
Fair Value Measurement: The fair value measurement accounting standard provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

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Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.

Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired and is assigned to one or more reporting units. The Company tests the reporting unit’s goodwill for impairment at least annually in the fourth quarter and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. The Company is permitted to first assess qualitative factors to determine whether the two-step goodwill impairment test is necessary. If the qualitative assessment results in a determination that the fair value of a reporting unit is more-likely-than-not less than its carrying amount, the Company performs the two-step goodwill impairment test. The Company may bypass the qualitative assessment for the reporting unit in any period and proceed directly to step one of the two-step goodwill impairment test. In the first step, the Company compares the fair value of the reporting unit to its carrying amount. If the reporting unit’s fair value exceeds its carrying amount, goodwill is not impaired. If the carrying amount of the reporting unit is positive and exceeds the reporting unit’s fair value, the Company performs the second step to measure the amount of the reporting unit’s goodwill impairment loss, if any. In the second step, the Company assigns the reporting unit’s fair value to the reporting unit’s assets and liabilities using acquisition method accounting to determine the implied fair value of the reporting unit’s goodwill. The implied fair value of the reporting unit’s goodwill is then compared with the carrying amount of the reporting unit’s goodwill to determine the goodwill impairment loss to be recognized, if any. See Note 11 for further information about the results of the goodwill impairment tests in 2015, 2014 and 2013.

Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business combination, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives ranging from three to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized. The Company expenses the costs incurred to renew or extend the term of intangible assets.
The Company's policy defines IPR&D as the value of technology acquired for which the related projects have substance and are incomplete. IPR&D acquired in a business acquisition is recognized at fair value and requires the IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or upon abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), an impairment assessment is performed prior to amortizing the asset over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would be written off. The purchase of certain intellectual property assets related to technology or products without regulatory approval is considered a purchase of assets rather than the acquisition of a business. For such purchases, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed immediately.
The Company also reviews its indefinite-lived intangible assets for impairment regularly to determine if any adverse conditions exist that would indicate impairment or when impairment indicators exist. The Company assesses its indefinite-lived intangible assets for impairment at least annually by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and project-based performance toward regulatory approvals. If the qualitative assessment results in a determination that the fair value of an indefinite-lived intangible asset is more-likely-than-not greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value of its indefinite-lived intangible assets is more-likely-than-not below the carrying value, impairment indicators exist requiring a quantitative assessment to recognize an impairment loss, if necessary. See Note 11 for further information about the indefinite-lived intangible asset impairment tests.
The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted future cash flows, the carrying value is written down to fair value. Fair value is generally determined using a discounted cash flow analysis. See Note 11 for further information about the definite-lived intangible asset impairment tests.
Contingent Consideration: In connection with certain business combinations or purchases of intellectual property the Company may agree to provide future contingent consideration payments. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels, achieving product development targets or receiving regulatory approvals to market products. Contingent consideration is recognized on the acquisition date at the estimated fair value of the contingent milestone payment(s). The fair value of the contingent consideration is remeasured to its estimated fair value at each reporting period with the change in fair value recognized in selling, general and administrative expense in the Company's Consolidated Statements of Earnings (see Note 11). Amounts paid in excess of the amount recorded on the acquisition date are classified as cash flows used in operating activities. Payments not exceeding the acquisition-date fair value of the contingent consideration arrangement are classified as cash flows used in financing activities.
Derivative and Hedging Activities: All derivative financial instruments are recognized on the balance sheet at fair value. Derivative assets and derivative liabilities are classified as other current assets, other assets, other current liabilities or other liabilities generally based on the gain or loss position of the hedged item and the instrument's maturity date. As a matter of policy, the Company uses derivatives for risk management purposes and it does not use derivatives for trading or speculative purposes, nor is a party to leveraged derivatives. The Company’s policy is to enter into derivative contracts with major financial institutions that have at least an “A” (or equivalent) credit rating.
A key risk management objective is to mitigate foreign exchange rate volatility and interest rate fluctuations impact on earnings. The Company uses foreign exchange forward contracts, interest rate swaps and interest rate contracts to help mitigate these risks. All hedging instruments that qualify for hedge accounting are designated and effective as hedges, in accordance with U.S. GAAP, which presumes the derivative is highly effective at offsetting changes in fair value or cash flows of the underlying exposure both at inception of the hedging relationship and on an ongoing basis. The method of assessing hedge effectiveness and measuring hedge ineffectiveness is formally documented at hedge inception. The Company assesses hedge effectiveness and measures hedge ineffectiveness at least quarterly throughout the designated hedge period.
The Company enters into foreign exchange forward contracts to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies. From time to time, the Company also enters into interest rate contracts, in anticipation of issuing debt, to hedge against interest rate fluctuations. These transactions are designated as cash flow hedges. Changes in the fair value of these derivatives are recognized in other comprehensive income. The settlement or extension of these derivatives will result in reclassifications from accumulated other comprehensive income to earnings in the period during which the hedged transactions affect earnings and in the same financial statement line item with the earnings effects of the hedged transaction. The Company may dedesignate these cash flow hedge relationships in advance of the occurrence of the forecasted transaction. The portion of gains or losses on the derivative instrument previously accumulated in other comprehensive income for dedesignated hedges remains in accumulated other comprehensive income until the forecasted transaction occurs.
From time to time, the Company also has entered into interest rate swaps to hedge the fair value of certain debt obligations. For interest rate swap contracts that are designated and qualify as fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. When outstanding, the Company’s swap contracts are classified as other current assets, other assets, other current liabilities or other liabilities based on the gain or loss position of the contract and the contract maturity date. Additionally, any payments made or received under the swap contracts are accrued and recognized as interest expense in the Consolidated Statements of Earnings.
Derivatives not designated as hedging instruments include dedesignated foreign currency forward contracts (formerly designated in cash flow hedging relationships) and foreign currency forward contracts that the Company utilizes to economically hedge the foreign currency impact of assets and liabilities (including intercompany assets and liabilities) denominated in nonfunctional currencies. Although hedge accounting does not apply to the economic hedges, a natural hedging relationship exists in which changes in the fair value of the derivative, which are recognized currently in earnings, act as an economic offset to changes in the fair value of the underlying hedged item(s). The fair value (gains) and losses for instruments that do not qualify for hedge accounting and the related transaction gains and losses are recognized in other (income) expense within the Consolidated Statements of Earnings.
Cash flows from derivative instruments are classified in the Consolidated Statements of Cash Flows in the same category as the cash flows from the items subject to the designated hedge or undesignated (economic) hedge relationship.
Fair values of the Company's derivatives can change significantly from period to period based on, among other factors, market movements and changes in the Company's positions. However, the Company’s risk is limited to the fair value of the instruments. The Company monitors its exposure to counterparty credit risk (the risk that counterparties will default and not make payments to the Company according to the terms of the agreements) by selecting major international banks and financial institutions as counterparties and by entering into master netting arrangements with counterparties when possible. A master netting arrangement may allow each counterparty to net settle amounts owed between a St. Jude Medical entity and the counterparty as a result of multiple, separate derivative transactions. The Company, however, has elected to present the fair values of its derivative assets and liabilities within the Company’s Consolidated Balance Sheets on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation. Derivatives not subject to master netting agreements are not eligible for net presentation (see Note 12).

Product Warranties: The Company offers a warranty on various products, the most significant of which relate to ICD and pacemaker systems. The Company estimates the costs it expects to incur under its warranties and records a liability for such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company regularly assesses the adequacy of its warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2015 and 2014 were as follows (in millions):

	2015	2014
Balance at beginning of period	$35	$37
Assumed from Thoratec Corporation (Thoratec)	7	—
Warranty (benefit) expense recognized	(4)	3
Warranty credits issued	(7)	(5)
Balance at end of period	$31	$35

Product Liability: Based on historical loss trends and anticipated loss on products sold, the Company accrues for product liability claims through its self-insurance program to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. The Company is currently the subject of product liability litigation proceedings and other proceedings described in more detail in Note 5.

Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that such costs are probable and an amount can be reasonably estimated. Receivables for insurance recoveries are recognized when it is probable that a recovery will be realized and may sometimes be recorded in a period subsequent from when the liability is incurred for certain litigation matters, such as shareholder or securities litigation.
Revenue Recognition: The Company sells its products to clinics and hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at customer locations. For such product inventory, revenue is recognized upon implant or when used by the customer. For products that are not consigned, revenue recognition generally occurs upon shipment to the customer or, in the case of distributors, when title transfers under the contract assuming all other revenue recognition criteria are met. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.
Excise Taxes: The Company incurs certain excise taxes in the distribution of its products, including a medical device excise tax assessed on U.S. sales and an excise tax assessed on purchases from the Company's Puerto Rico manufacturing subsidiary. The U.S. medical device excise tax is imposed on the first sale in the U.S. by the manufacturer, producer or importer of a medical device to either a third party or an affiliated distribution entity. The Company capitalizes the assessment of these excise taxes as part of inventory, which is then recognized as cost of sales when the related inventory is sold to a third party customer.
Research and Development (R&D): R&D costs are expensed as incurred. R&D costs include costs of all basic research activities, including engineering and technical effort required to develop a new product or make significant improvements to an existing product or manufacturing process. R&D costs also include pre-approval regulatory costs and clinical research expenses.
Employee Termination Benefits: Accounting for termination benefits provided by the Company to employees is determined based on the nature of the benefits (e.g., voluntary or involuntary termination) and whether: (a) St. Jude Medical has a substantive plan to providing such benefits, (b) St. Jude Medical has a written employment contract with the impacted employees that includes a provision for such benefits, (c) the termination benefits are due to the occurrence of an event specified in an existing plan or agreement, or (d) the termination benefits are a one-time benefit. In certain circumstances, employee termination benefits may meet more than one of the characteristics listed above and therefore, may have individual elements that are subject to different accounting models.

Other Restructuring Costs: From time to time when executing a restructuring or exit plan, the Company incurs costs that are not associated with or will not be incurred to generate revenues. When these costs are incremental to other costs incurred by St. Jude Medical prior to the restructuring plan communication date and will be incurred as a direct result of a restructuring plan, or represent amounts under a contractual obligation that existed prior to the restructuring plan communication date and will either continue after the restructuring plan is completed with no economic benefit or result in a penalty to cancel a contractual obligation, then the Company classifies such costs as other restructuring costs. Such costs are recognized when incurred.
Stock-Based Compensation: The Company recognizes stock-based compensation expense for its related compensation programs, which include stock options, restricted stock units, restricted stock awards and the Employee Stock Purchase Plan (ESPP). The fair value of the stock-based compensation is determined at the grant date and the recognition of the related expense is recorded over the vesting period, using a straight-line attribution method, net of estimated forfeitures. All stock option awards granted under these plans have an exercise price equal to the closing stock price on the date of grant, an eight-year contractual life and generally, vest annually over a four-year vesting term. The Company uses the Black-Scholes standard option pricing model (Black-Scholes model) to determine the fair value of stock options and ESPP purchase rights. In addition to the closing stock price on the date of grant, the determination of the fair value of the awards using the Black-Scholes model is also affected by other assumptions, including projected employee stock option exercise behaviors, risk-free interest rate, expected volatility of the Company's stock price in future periods and expected dividend yield, discussed in further detail:

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Expected Term: The Company analyzes historical employee exercise and termination data to estimate the expected term assumption. Annually, the Company updates these assumptions unless circumstances would indicate a more frequent update is necessary.

•	Risk-free Interest Rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity equal to or approximating the expected term of the options.

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Volatility: The Company calculates its expected volatility assumption by weighting historical and implied volatilities. The historical volatility is based on the daily closing prices of the Company's common stock over a period equal to the expected term of the option. Market-based implied volatility is based on utilizing market data of actively traded options on the Company's stock, from options at- or near-the-money, at a point in time as close to the grant date of the employee options as reasonably practical and with similar terms to the employee share option, or a remaining maturity of at least six months if no similar terms are available. The historical volatility of the Company's common stock price over the expected term of the option is a strong indicator of the expected future volatility. In addition, implied volatility takes into consideration market expectations of how future volatility will differ from historical volatility. The Company does not believe that one estimate is more reliable than the other, and as a result, the Company uses an equal weighting of historical volatility and market-based implied volatility.

•	Dividend Yield: The Company's dividend yield assumption is based on the expected annual dividend yield on the grant date.
The fair value of both restricted stock and restricted stock units is based on the Company's closing stock price on the date of grant. Restricted stock units and restricted stock awards under these plans also generally vest annually over a four-year period. Restricted stock awards are considered issued and outstanding at the grant date and have the right to vote and receive cash dividends as other common stock. Directors can elect to receive half or all of their annual retainer in the form of a restricted stock award with a six-month vesting term. Restricted stock units are not issued and outstanding at the grant date; instead, upon vesting the recipient receives one share of the Company's common stock for each vested restricted stock unit.
The Company's ESPP allows participating employees to purchase newly issued shares of the Company's common stock at a discount through payroll deductions. The ESPP consists of a 12-month offering period whereby employees can purchase shares at 85% of the market value at either the beginning of the offering period or the end of the offering period, whichever price is lower. The Company expenses the embedded purchase option and 15% discount over the offering period as stock-based compensation expense.
The Company records deferred tax assets for awards that result in deductions on the Company's income tax returns, based on the amount of stock-based compensation expense recognized and the statutory tax rate in the jurisdiction in which it will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded in additional paid-in capital (if the tax deduction exceeds the deferred tax asset) or in the Consolidated Statements of Earnings (if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards). See Note 7 for further detail on the Company's stock-based compensation plans.
Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Foreign currency transaction gains and losses are included in other (income) expense in the Consolidated Statements of Earnings. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to foreign currency translation adjustment, a component of accumulated other comprehensive income (loss) in the Consolidated Statements of Shareholders' Equity.
Income Taxes: Income taxes are recorded under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Consolidated Financial Statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the Consolidated Financial Statements and the tax basis of related assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances for deferred tax assets are recognized when, after consideration of all positive and negative evidence, it is considered more-likely-than-not that a portion of the deferred tax assets will not be realized. When the Company changes its determination as to the amount of deferred tax assets that can be realized the valuation allowance is adjusted with a corresponding impact to income tax expense in the Consolidated Statements of Earnings during the period in which such determination is made.
The Company recognizes liabilities for uncertain tax positions that require application of accounting estimates that are subject to inherent uncertainties associated with the tax audit process, and therefore include certain contingencies. The current portion of tax liabilities, including accrued interest and penalties, is included in income taxes payable and the noncurrent portion of tax liabilities is included in other liabilities in the Consolidated Balance Sheets. To the extent new information becomes available which causes the Company to change its judgment regarding the adequacy of its existing tax liabilities, such changes to the Company's tax liabilities will impact income tax expense in the Consolidated Statements of Earnings in the period in which such determination is made. Interest and penalties related to the Company's accrued tax liabilities for potential tax assessments are also included in income tax expense.
Net Earnings Per Share Attributable to St. Jude Medical, Inc.: Basic net earnings per share attributable to St. Jude Medical, Inc. is computed by dividing net earnings attributable to St. Jude Medical, Inc. by the weighted average number of outstanding common shares during the period, exclusive of dilutive securities. Diluted net earnings per share attributable to St. Jude Medical, Inc. is computed by dividing net earnings attributable to St. Jude Medical, Inc. by the weighted average number of outstanding common shares and dilutive securities during the period.
The following table sets forth the computation of basic and diluted net earnings per share as well as the anti-dilutive shares of common stock excluded from diluted net earnings per share for fiscal years 2015, 2014 and 2013 (in millions, except share and per share amounts):

	2015	2014	2013
Numerator:
Net earnings attributable to St. Jude Medical, Inc.	$880	$1,002	$723
Denominator:
Basic weighted average shares outstanding	282.2	285.0	287.0
Dilution associated with stock-based compensation plans	4.1	4.7	3.6
Diluted weighted average shares outstanding	286.3	289.7	290.6
Basic net earnings per share attributable to St. Jude Medical, Inc.	$3.11	$3.52	$2.52
Diluted net earnings per share attributable to St. Jude Medical, Inc.	$3.07	$3.46	$2.49
Anti-dilutive shares of common stock excluded from diluted net earnings per share attributable to St. Jude Medical, Inc.	3.8	3.3	4.8

New Accounting Pronouncements: The following table provides a description of recent accounting pronouncements adopted and those standards not yet adopted with potential for a material impact on the Company's financial statements or disclosures.

Standard	Description	Required adoption timing and approach	Impact of adoption or other significant matters
Standards recently adopted
Accounting Standards Update (ASU) No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs
The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.
Annual and interim periods beginning after December 15, 2015, with retrospective application required. Early adoption is permitted.
The Company early adopted this ASU as of January 2, 2016. The January 3, 2015, balances of other current assets and long-term debt were reduced by $14 million to conform to the current periods presentation.

ASU No. 2015-04, Compensation-Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets
The standard permits entities to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end and apply that practical expedient consistently from year to year.
Annual and interim periods beginning after December 15, 2015, with prospective application required. Early adoption is permitted.
The Company early adopted this ASU prospectively by using December 31 when it performed its measurements as of January 2, 2016. The adoption did not have a material impact on the Company’s results of operations or financial position.

ASU No. 2015-15, Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements
The standard adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015, Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements.
		Not applicable.	The Company adopted this ASU concurrently with ASU No. 2015-03. The adoption did not have a material impact on the Company’s results of operations or financial position.

ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments
The standard changes the manner in which an acquirer recognizes adjustments to provisional amounts that are identified during the measurement period. It also includes certain presentation and disclosure requirements relating to such adjustments.
Annual and interim periods beginning after December 15, 2015, with prospective application required. Early adoption is permitted.
The Company adopted this ASU in the quarter ended October 3, 2015. Since the Company did not have any measurement period adjustments relating to prior acquisitions during the 2015 period prior to the adoption, the adoption did not have a material impact on the Company’s results of operations or financial position.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes	The standard requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet.	Annual and interim periods beginning after December 15, 2016, with either prospective or retrospective application permitted. Early adoption is permitted.
The Company adopted this ASU as of April 2, 2016 using retrospective application. Refer to Note 9 for a discussion of the impact on the Company's previously reported financial position. The adoption of this standard did not impact the Company's results of operations.

Standards not yet adopted
ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606)
The standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance will supersede the current revenue recognition requirements.
See discussion of ASU No. 2015-14 regarding the adoption timing. Either retrospective or modified retrospective application is permitted.
The Company plans to adopt this ASU for interim and annual periods beginning after December 15, 2017. The Company is evaluating its approach to the adoption and the potential impact to its results of operations and financial position.

ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis	The standard affects both the variable interest entity and voting interest entity consolidation models.	Annual and interim periods beginning after December 15, 2015, with either retrospective or modified retrospective application permitted. Early adoption is permitted.
The Company plans to adopt this ASU for annual and interim periods beginning after December 15, 2015 using the modified retrospective method. The Company does not expect the adoption of this ASU to have a material impact on the Company's results of operations or financial position.

ASU No. 2015-05, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement	The standard provides guidance to customers about how to account for cloud computing arrangements when such arrangements include software licenses.	Annual and interim periods beginning after December 15, 2015, with either prospective or retrospective application permitted. Early adoption is permitted.
The Company plans to adopt this ASU for annual and interim periods beginning after December 15, 2015 using the prospective method. The Company does not expect the adoption of this ASU to have a material impact on the Company's results of operations or financial position.

ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory	The standard requires that inventory within the scope of the guidance be measured at the lower of cost or net realizable value.	Annual and interim periods beginning after December 15, 2016, with prospective application required. Early adoption is permitted.
The Company plans to adopt this ASU for annual and interim periods beginning after January 2, 2016 (the Company's first quarter of 2016). The Company does not expect the adoption of this ASU to have a material impact on the Company's results of operations or financial position.

ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date
The standard defers the effective date of ASU No. 2014-09 to annual and interim periods beginning after December 15, 2017. Early adoption is permitted only as of annual and interim reporting periods beginning after December 15, 2016.
		Not applicable.	Not applicable.

ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities
Among other things, the standard requires certain equity investments to be measured at fair value with changes in fair value recognized in net income, simplifies the impairment assessment of equity investments without readily determinable fair values, and eliminates certain disclosure requirements.

		Annual and interim periods beginning after December 15, 2017. Early adoption of certain guidance is permitted.	The Company is evaluating the timing of adoption and the potential impact to its results of operations and financial position.